Notes Payable	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Debt Disclosure [Abstract]
Notes Payable

Note 6- Notes Payable

Long Term Notes Payable

	September 30, 2020	June 30, 2020

Note payable with a bank bearing interest at 4% and maturing on June 26, 2020. The note was renewed by the lender with a revised maturity of June 26, 2021 and a lowered interest rate to 3%. The renewal provides for monthly interest payments and a balloon payment of outstanding principal and interest at maturity. The note is collateralized by a certificate of deposit owned by a related party.

	$275,200	$274,900
Long term PPP loan under the CARES Act bearing interest at 0.98% and maturing in April 2022. Monthly installments of principal and interest of $13,137 begin in October 2020. The loan is subject to forgiveness by the SBA.	310,832	310,832
Long term loan under Section 7(b) of the Economic Injury Disaster Loan program bearing interest at 3.75% and maturing in May 2050. Monthly installments of principal and interest of $731 begin in May 2021.	150,000	150,000
Financing lease liabilities for offices and warehouses with monthly installments of $12,449 (ranging from $1,083 to $3,524) over terms expiring through July 2022.	249,299	223,982
Financing leases with a related party for delivery vehicles with monthly installments totaling $813, including interest, over 5-year terms expiring through July 2020.	-	1,245
Note payable with a finance company for delivery vehicle with monthly installments totaling $679 including interest at 8.99% over a 6 year term expiring in December 2025.	33,245	34,019

Total Notes Payable	1,018,576	994,978

Current Portion of Notes Payable	570,962	512,425

Long-term Portion of Notes Payable	$ 447,614	$ 482,553

Future minimum principal payments on the long-term notes payable to unrelated parties are as follows:

Period ending September 30,
2021	$ 570,962
2022	247,194
2023	42,191
2024	10,230
2025	13,017
Thereafter	134,982
$ 1,018,576

Convertible Notes

September 30, 2020	June 30, 2020

On March 28, 2019, the Company signed a convertible promissory note with an investor. The $225,000 note was issued at a discount of $20,000 and bears interest at 10% per year. The Company issued 25,000 common shares to the investor. Three draws of $56,250, $112,500, and $56,250 were borrowed under this note. The note principal and interest were convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion or (b) $3 per share, beginning in September 2019. The note had prepayment penalties ranging from 110% to 125% of the principal and interest outstanding if repaid within 60 to 180 days from issuance. The note matured in three intervals in March 2020, June 2020, and November 2020. The note was repaid by conversion to stock.

$ -	$24,150

On November 18, 2019, the Company signed a convertible promissory note with an investor. The $110,000 note was issued at a discount of $10,000 and bore interest at 8% per year. The note principal and interest were convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of common stock during the 15 trading days prior to the issue date or (b) 70% of the lowest traded price for the common stock during the 15 trading days prior to conversion of the note. The note matures in November 2020. The note had prepayment penalties between 115% and 125% of the principal and interest outstanding if repaid before 180 days from issuance. The note was repaid by conversion to stock.

-	1,000

On December 11, 2019, the Company signed a convertible promissory note with an investor. The $220,430 note was issued at a discount of $15,430 and bore interest at 8% per year. The note principal and interest were convertible into shares of common stock at the lower of (a) $0.46 per share or (b) 75% of the lowest trading price of common stock during the 10 trading days prior to conversion beginning in June 2020. The note matured in December 2020. The note had prepayment penalties between 120% and 130% of the principal and interest outstanding if repaid before 180 days from issuance.  The note was repaid by conversion to stock.

-	121,200

On November 25, 2019, the Company signed a convertible promissory note with an investor. The $1,000,000 note was issued at a discount of $70,000 and bore interest at 8% per year. The note principal and interest up to $250,000 every 30-day calendar period were convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) $0.46 per share. The note matures in November 2020. The note had a redemption premium of 115% of the principal and interest outstanding if repaid before maturity. The note was repaid by conversion to stock.

-	825,000

On January 9, 2020, the Company entered into a $225,000 convertible note. The $225,000 note was issued at a discount of $13,500 and bore interest at 8% per year. The note principal and interest were convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) the lowest traded price of the common stock during the 10 trading days prior to the issuance of this note. The note matured in October 2020. The note had prepayment penalties of 110% to 125% of the principal and interest outstanding if repaid before 180 days from issuance. The principal amount of the note was increased by $25,000 due to the value of the stock price at conversion. The note was repaid by conversion to stock.

-	250,000

On March 25, 2020 the Company signed a convertible promissory note with an investor. The $338,625 note was issued at a discount of $23,625 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) $0.46 per share or (b) 75% of the lowest trading price of common stock during the 10 trading days prior to conversion. The note matures in March 2021. The note has prepayment penalties between 120% and 130% of the principal and interest outstanding if repaid before 180 days from issuance. The note was partially repaid by conversion to stock.

	75,465	338,625
On June 26, 2020 the Company signed a convertible promissory note with an investor. The $430,000 note was issued at a discount of $30,000 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) $0.47 per share or (b) 70% of the lowest trading price of common stock during the 10 trading days prior to conversion. The note matures in June 2021. The note has prepayment penalties between 120% and 130% of the principal and interest outstanding if repaid before 180 days from issuance.	430,000	430,000

On July 20, 2019, the Company signed a convertible promissory note with an investor. The $125,000 note was issued at a discount of $8,750 and bores interest at 8% per year. The note principal and interest were convertible into shares of common stock at the lower of (a) 80% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) $0.47 per share. The note matured in July 2021. The note had a redemption premium of 115% of the principal and interest outstanding if repaid before maturity. The note is secured by a security interest in all assets of the Company. The note was borrowed and repaid by conversion to stock during the three months ended September 30, 2020.

	-	-

On August 18, 2020, the Company signed a convertible promissory note with an investor. The $500,000 note was issued at a discount of $35,000 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 80% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) $0.47 per share. The note matures in August 2021. The note has a redemption premium of 115% of the principal and interest outstanding if repaid before maturity. The note is secured by a security interest in all assets of the Company. The note was partially repaid by conversion to stock during the three months ended September 30, 2020.

	325,000	-

On July 20, 2020 the Company signed a convertible promissory note with an investor. The $134,375 note was issued at a discount of $9,375 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) $0.47 per share or (b) 70% of the lowest trading price of common stock during the 10 trading days prior to conversion. The note matures in July 2021. The note contains a price protection clause where if the share price falls below $0.01 per share after six months, the conversion price discount increases by 5%.  The note has prepayment penalties between 120% and 130% of the principal and interest outstanding if repaid before 180 days from issuance.

	134,375	-

On July 24, 2020, the Company entered into a $168,300 convertible note. The note was issued at a discount of $15,300 and bears interest at 12% per year. The note principal and interest are convertible into shares of common stock at 71% of the average of the lowest 2 trading prices during 15 trading days prior to conversion. The note matures in July 2021. The note has prepayment penalties of 110% to 125% of the principal and interest outstanding if repaid before 180 days from issuance.	168,300	-

Total Convertible Notes Payable	1,133,140	1,989,975
Less: Unamortized original issue discounts	455,594	888,075
Current Portion of Convertible Notes Payable	677,546	1,101,900

Long-term Portion of Convertible Notes Payable	$ -	$ -

The original issue discount is being amortized over the terms of the convertible notes using the effective interest method. During the three months ended September 30, 2020 and 2019, the Company amortized $34,250 and $60,268, respectively, of debt discounts to interest expense and $399,936 and $228,933, respectively,to interest accretion.

One convertible promissory note for $125,000 was entered into during the three months ended September 30, 2020, and subsequently repaid prior to September 30, 2020.

Convertible notes are subordinate to the bank debt of the Company.

Accrued but unpaid interest on the notes is convertible by the lender into,and payable by the Company in common shares at a price per common share equal to the most recent closing price of the Company's common shares prior to the delivery to the Company of a request to convert interest, or the due date of interest, as applicable. Interest, when due, is payable either in cash or common shares.

The conversion features meet the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the"fixed-for-fixed"criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).

Warrants

The Company issued common stock and warrants as consideration for the convertible notes. The warrants contain certain anti-dilutive clauses that are accounted for as financial derivatives. All warrants have an original exercise price of $4 per share, contain anti-dilution protection clauses, and expire 36 months from issue date. The anti-dilution clause was triggered for warrants, which reduced the exercise price below $4 per share. As of September 30, 2020, warrants expire between November 29, 2021 and November 18, 2022. There are no unexercised warrants at September 30, 2020.

The warrants meet the definition of a derivative liability instrument because the exercise price is variable and therefore does not meet the "fixed-for-fixed" criteria outlined in ASC 815-40-15. As a result, the value of unexercised warrants was recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).

Note 4 - Notes Payable

Long Term Notes Payable

The Company's long term notes payable obligations to unrelated parties are as follows at:

	2020	2019

Note payable with a bank maturing on June 26, 2021 due to an extension, bearing interest at 3% and 4% for the years ended June 20, 2020 and 2019, respectively. Monthly interest payments of approximately $697 are due beginning July 26, 2020. The note is guaranteed by a stockholder and collateralized by a certificate of deposit owned by a related party.

	$ 274,900	$ 274,900
Long term PPP loan under the CARES Act bearing interest at 0.98% and maturing in April 2022. Monthly installments of principal and interest of $13,137 begin in October 2020. The loan is subject to forgiveness by the SBA.	310,832	-
Long term loan under Section 7(b) of the Economic Injury Disaster Loan program bearing interest at 3.75% and maturing in May 2050. Monthly installments of principal and interest of $731 begin in May 2021.	150,000	-
Financing lease liabilities for offices and warehouses with monthly installments of $19,173 (ranging from $1,083 to $4,806) over two year terms, expiring through July 2022.	223,982	-
Financing leases with a related party for delivery vehicles with monthly installments totaling $813 (ranging from $352 to $461), including interest (ranging from 4.5% to 4.75%), over 5-year terms expiring through July 2020. One of the financing leases was paid in full in July 2019 leaving one delivery vehicle financing lease remaining.	1,245	6,053
Note payable with a finance company for delivery vehicle with monthly installments totaling $679 including interest at 8.99% over a 6 year term expiring in December 2025.	34,019	-
Total Notes Payable	994,978	280,953
Current Portion of Notes Payable	512,425	279,346
Long-term Portion of Notes Payable	$ 482,553	$ 1,607

Future minimum principal payments on the non-related party long term notes payable are as follows:

Year ending June 30,
2021	$ 512,425
2022	229,962
2023	93,555
2024	10,045
2025	10,807
Thereafter	138,184
$ 994,978

Convertible Notes Payable

June 30,2020	June 30, 2019

On January 16, 2019, the Company signed a convertible promissory note with an investor. The $382,000 note was issued at a discount of $38,200 and bears interest at 12% per year. The Company issued 92,271 common shares to the investor. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion or (b) $3 per share, beginning in June 2019. The note matured in July 2019 and was converted to equity.

$ -	$ 382,000

On February 22, 2019, the Company signed a convertible promissory note with an investor. The $200,000 note was issued at a discount of $20,000 and bears interest at 5% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion or (b) $3 per share, beginning in August 2019. The note was paid in full by partial conversion to stock and proceeds from issuance of debt.

-	200,000

On March 28, 2019, the Company signed a convertible promissory note with an investor. The $225,000 note was issued at a discount of $20,000 and bears interest at 10% per year. The Company issued 25,000 common shares to the investor. Three draws of $56,250, $112,500, and $56,250 were borrowed under this note. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion or (b) $3 per share, beginning in September 2019. The note has prepayment penalties ranging from 110% to 125% of the principal and interest outstanding if repaid within 60 to 180 days from issuance. The note matures in three intervals in March 2020, June 2020, and November 2020. The note was partially repaid by conversion to stock.

24,150	168,750

On April 1, 2019, the Company signed a convertible promissory note with an investor. The $225,000 note was issued at a discount of $25,000 and bears interest at 10% per year. The Company issued 25,000 shares to the investor. An initial draw of $100,000 was borrowed under this note. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion. The note matures in April 2020. The note has prepayment penalties ranging from 110% to 125% of the principal and interest outstanding if repaid within 60 to 180 days from issuance. The note was paid in full by conversion to stock.

-	112,500

On April 29, 2019, the Company signed a convertible promissory note with an investor. The $1,325,000 note was issued at a discount of $92,750 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) $2.75 per share. The note matures in April 2020. The note has prepayment penalties of 120% of the sum of the outstanding principal, plus accrued interest, plus defaulted interest, plus any additional principal, plus at the holder's option, any amounts owed to the holder pursuant to any other provision of the note. The note was paid in full with proceeds from issuance of debt and preferred stock.

-	1,325,000

On May 28, 2019, the Company signed a convertible promissory note with an investor. The $322,580 note was issued at a discount of $22,580 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) $2.75 per share beginning in November 2019. The note matures in May 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance.  The note was repaid by a combination of conversion to stock and cash.

-	322,580

On June 18, 2019, the Company signed a convertible promissory note with an investor. The $366,120 note was issued at a discount of $27,120 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion. The note matures in May 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance. The note was repaid by conversion to stock.

-	366,120

On August 6, 2019, the Company signed a convertible promissory note with an investor. The $220,000 note was issued at a discount of $20,000 and bears interest at 12% per year. The note principal and interest are convertible into shares of common stock at 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion. The note matures in August 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance. The note was repaid by conversion to stock.

-	-

On August 29, 2019, the Company signed a convertible promissory note with an investor. The $234,726 note was issued at a discount of $16,376 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion. The note matures in August 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance. The note was repaid by conversion to stock.

-	-

On November 18, 2019, the Company signed a convertible promissory note with an investor. The $55,000 note was issued at a discount of $5,000 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of common stock during the 15 trading days prior to the issue date or (b) 70% of the lowest traded price for the common stock during the 15 trading days prior to conversion of the note. The note matures in November 2020. The note has prepayment penalties between 115% and 125% of the principal and interest outstanding if repaid before 180 days from issuance. The note was repaid by conversion to stock.

-	-

On November 18, 2019, the Company signed a convertible promissory note with an investor. The $110,000 note was issued at a discount of $10,000 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of common stock during the 15 trading days prior to the issue date or (b) 70% of the lowest traded price for the common stock during the 15 trading days prior to conversion the note. The note matures in November 2020. The note has prepayment penalties between 115% and 125% of the principal and interest outstanding if repaid before 180 days from issuance. The note was partially repaid by conversion to stock.

1,000	-

On December 11, 2019, the Company signed a convertible promissory note with an investor. The $220,430 note was issued at a discount of $15,430 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) $0.46 per share or (b) 75% of the lowest trading price of common stock during the 10 trading days prior to conversion beginning in June 2020. The note matures in December 2020. The note has prepayment penalties between 120% and 130% of the principal and interest outstanding if repaid before 180 days from issuance.  The note was partially repaid by conversion to stock.

121,200	-

On November 25, 2019, the Company signed a convertible promissory note with an investor. The $1,000,000 note was issued at a discount of $70,000 and bears interest at 8% per year. The note principal and interest up to $250,000 every 30-day calendar period are convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) $0.46 per share. The note matures in November 2020. The note has a redemption premium of 115% of the principal and interest outstanding if repaid before maturity. The note was partially repaid by conversion to stock.

825,000	-

On January 9, 2020, the Company entered into a $225,000 convertible note. The $225,000 note was issued at a discount of $13,500 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) the lowest traded price of the common stock during the 10 trading days prior to the issuance of this note. The note matures in October 2020. The note has prepayment penalties of 110% to 125% of the principal and interest outstanding if repaid before 180 days from issuance. The note was increased by $25,000 due to the value of the stock price at conversion.

250,000	-

On January 27, 2020, the Company entered into a $223,300 convertible note. The $223,300 note was issued at a discount of $20,300 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at 75% of the average of the lowest 3 trading prices during 15 trading days prior to conversion. The note matures in January 2021. The note has prepayment penalties of 110% to 125% of the principal and interest outstanding if repaid before 180 days from issuance. The note was repaid by conversion to stock.	-	-

On March 25, 2020 the Company signed a convertible promissory note with an investor. The $338,625 note was issued at a discount of $23,625 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) $0.46 per share or (b) 75% of the lowest trading price of common stock during the 10 trading days prior to conversion. The note matures in March 2021. The note has prepayment penalties between 120% and 130% of the principal and interest outstanding if repaid before 180 days from issuance.	338,625	-

On June 26, 2020 the Company signed a convertible promissory note with an investor. The $430,000 note was issued at a discount of $30,000 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) $0.47 per share or (b) 70% of the lowest trading price of common stock during the 10 trading days prior to conversion. The note matures in June 2021. The note has prepayment penalties between 120% and 130% of the principal and interest outstanding if repaid before 180 days from issuance.	430,000	-

Total Convertible Notes Payable	1,989,975	2,876,950

Less: Unamortized original issue discounts	888,075	752,126

Current Portion of Convertible Notes Payable	1,101,900	2,124,824

Long-term Portion of Convertible Notes Payable	$ -	$ -

The original issue discount is being amortized over the terms of the convertible notes using the effective interest method. During the years ended June 30, 2020 and 2019, the Company amortized $340,526 and $89,279 of debt discounts to interest expense and $1,825,506 and $644,055 to interest accretion.

Four convertible promissory notes were entered into during the year ended June 30, 2020, and subsequently repaid prior to June 30, 2020. The Company incurred prepayment penalties of approximately $139,000 due to the advance repayment of two of these convertible notes.

Two convertible promissory notes were entered into during the year ended June 30, 2019, and subsequently repaid in advance of maturity prior to June 30, 2019. Significant noncash transactions involving interest expense during the year ended June 30, 2019 included prepayment penalty interest of $134,461 due to the advance repayment of two convertible notes.

Convertible notes are subordinate to the bank debt of the Company.

Accrued but unpaid interest on the notes is convertible by the lender into, and payable by the Company in common shares at a price per common share equal to the most recent closing price of the Company’s common shares prior to the delivery to the Company of a notice of conversion, or the due date of interest, as applicable. Interest, when due, is payable either in cash or common shares.

The conversion features meet the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).

Warrants

The Company issued common stock and warrants as consideration for the convertible notes. The warrants contain certain anti-dilutive clauses that are accounted for as financial derivatives. See Note 8 for common stock issued. Unexercised warrants of 204,771,864 after anti-dilution protection adjustment, are outstanding at June 30, 2020. All outstanding warrants have an original exercise prices of $4 per share, contain anti-dilution protection clauses, and expire 36 months from issue date. The anti-dilution clause was triggered for outstanding warrants, which now have an exercise price below $4 per share. As of June 30, 2020, outstanding warrants expire between November 29, 2021 and November 18, 2022.

The warrants meet the definition of a derivative liability instrument because the exercise price is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the value of unexercised warrants are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).